              As filed with the Securities and Exchange Commission
                              on August 2, 2000


                                                      Registration No. 811-09919
                                                      --------------------------

                     U.S. Securities and Exchange Commission

                             Washington, D.C. 20549

                                    FORM N-2

                        (Check appropriate box or boxes)
 ---
/ X /    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF  1940
 ---


 ---
/ X /                          Amendment No. 1
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                       Imperial Special Investments, Inc.
               (Exact Name of Registrant as Specified in Charter)

                          9920 S. La Cienega Boulevard
                                   Suite 636
                          Inglewood, California 90301
                    (Address of Principal Executive Offices)

                                 (310) 417-5422
              (Registrant's Telephone Number, including Area Code)

                                RICHARD M. BAKER
                          9920 S. La Cienega Boulevard
                                   Suite 636
                          Inglewood, California 90301
                    (Name and Address of Agent for Service)

                                   Copies to:
                            MARTIN E. LYBECKER, ESQ.
                                  ROPES & GRAY
                              ONE FRANKLIN SQUARE
                              1301 K STREET, N.W.
                                 SUITE 800 EAST
                             WASHINGTON, D.C. 20005

          Approximate Date of Proposed Public Offering: Not Applicable

EXPLANATORY NOTE

This Registration Statement has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). However, common stock in the Registrant is not being registered under the Securities Act of 1933, as amended (the "1933 Act") since such stock will be issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Registrant may only be made by "accredited investors" within the meaning of Regulation D under the 1933 Act which generally includes institutional investors. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any common stock of the Registrant.

Pursuant to General Instruction G3 of Form N-2, a registration statement filed under only the 1940 Act shall consist of the facing sheet of the Form, responses to all items of Parts A and B except Items 1, 2, 3.2, 4, 5, 6 and 7 of Part A thereof, responses to all items of Part C except Items 24.2h, 24.2l, 24.2n and 24.2o required or which the Registrant may file as part of the registration statement.

PART A


ITEM 1.  OUTSIDE FRONT COVER

         Not Applicable.

ITEM 2.  COVER PAGES; OTHER OFFERING INFORMATION

         Not Applicable.

ITEM 3.  FEE TABLE AND SYNOPSIS

         3.1.  Expense Information

         Shareholder Transaction Expenses
         --------------------------------
                  Sales Load (as a percentage of offering price).............None
                  Dividend Reinvestment and Cash Purchase Plan Fees..........None

         Annual Expenses
         ---------------
                  Management Fees............................................0.007%
                  Other expenses(1)..........................................0.135%
                  Total Annual Expenses .....................................0.142%


------------------------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year.

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
---------------------------------------------------------------------------------------------------
         Example                    1 year         3 years           5 years                10 years
---------------------------------------------------------------------------------------------------
         You would pay the
         following expenses
         on a $1,000 investment,
         assuming a 5% annual
         return:                    $1.41          $4.45             $7.79                  $17.73
---------------------------------------------------------------------------------------------------

         The purpose of the preceding table is to assist the investor in understanding the various costs and expenses that an investor in Imperial Special Investments, Inc. (the "Fund") will bear directly or indirectly.

         "Other expenses" are based on estimated amounts for the current fiscal year. The example above should not be considered a representation of future expenses, which may be higher or lower.

         3.2.  Not Applicable.

         3.3.  Not Applicable.

ITEM 4.    FINANCIAL HIGHLIGHTS

         Not Applicable.

ITEM 5.    PLAN OF DISTRIBUTION

         Not Applicable.

ITEM 6.    SELLING SHAREHOLDERS

         Not Applicable.

ITEM 7.    USE OF PROCEEDS

         Not Applicable.

ITEM 8.    GENERAL DESCRIPTION OF THE REGISTRANT

      8.1.      General

      The Fund was incorporated under the laws of the State of California on April 24, 2000, and is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended.

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      8.2.      Investment Objectives and Policies

      The investment objective of the Fund may be changed without the vote of the holders of a majority of voting securities.

      The Fund's investment objective is to seek current income consistent with preservation of capital.


         The Fund intends to achieve its objective by investing in a portfolio of medium to high quality debt securities which the Manager believes does not involve undue risk to income or principal. Under normal market conditions, the Fund will invest substantially all of its assets in (i) Construction and Development Loans, (ii) Mortgage-Backed Securities, (iii) Collateralized Mortgage Obligations ("CMOs"), (iv) Asset-Backed Securities, (v) Corporate Debt Securities, (vi) U.S. Government Agency Securities, (vii) U.S. Treasury Securities, (viii) Commercial Loans to Middle Market Companies, (ix) Fixed and Floating Rate Commercial Real Estate Mortgages, (x) Syndicated Loans, (xi) Entertainment Loans, and (xii) Limited Liability Companies that invest in such obligations. (Construction and Development Loans, Commercial Loans to Middle Market Companies, Fixed and Floating Rate Commercial Real Estate Mortgages, Syndicated Loans and Entertainment Loans are collectively referred to as "Whole Loans.") It is anticipated that substantially all of the Fund's assets will be contributed by Shareholders of the Fund in exchange for Shares of the Fund. Each of the Whole Loans will have been originated or purchased by Imperial Bank pursuant to its underwriting procedures and guidelines. The Fund also expects to invest in Limited Liability Companies that make new advances on the Whole Loans they hold and that fund new Whole Loans. The Manager will seek to balance the risk and return potential of the Fund's investments in a manner that attempts to maximize return while minimizing the risk of losses to the Fund through defaults on portfolio securities. An investment in the Fund may not be appropriate for all investors and there is no assurance that the Fund will achieve its investment objective. The Fund is designed primarily as a long-term investment and not as a trading vehicle.


         The discussion below describes in greater detail the principal categories of securities in which the Fund intends to invest.

         Whole Loans. Whole Loans include Construction and Development Loans, Commercial Loans to Middle Market Companies, Fixed and Floating Rate Commercial Real Estate Mortgages and Syndicated Loans that Imperial Bank either originated or purchased. Construction and Development Loans are short-term real estate loans to finance building costs. The funds are typically disbursed as needed or in accordance with a prearranged plan, and the money is repaid on completion of the project, usually from the proceeds of a mortgage loan. Commercial Loans are short-term loans to finance the seasonal working capital needs of a business, such as inventory or production and distribution of goods. Middle Market Companies are companies with annual revenues between $5 million and $150 million. Commercial Real Estate Mortgages are mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments, hotels and motels, nursing homes, hospitals and senior living centers. Fixed-rate loans have interest rates that are fixed and that do not fluctuate with general market conditions while floating-rate loans have variable interest rates that are periodically adjusted in response to market conditions. Syndicated Loans typically represent participations in larger loans extended to non-investment grade, leveraged borrowers. These loans typically finance a buyout, acquisition or recapitalization transaction and rely on "enterprise value" to mitigate deficient equity or collateral values. Syndicated Loans may be agented by Imperial Bank or another commercial bank. Entertainment Loans are loans made typically to finance film and television production.


         Mortgage-Backed Securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property including pass-through securities such as Ginnie Mae, Fannie Mae and Freddie Mac Certificates, private pass-through securities, commercial mortgage-backed securities and certain collateralized mortgage obligations. Mortgage-Backed Securities may have fixed or adjustable interest rates. There are currently three basic, types of Mortgage-Backed Securities: (i) those issued or guaranteed by the United States Government or one of its agencies or instrumentalities, such as Ginnie Mae, Fannie Mae and Freddie Mac; (ii) those issued by non-governmental issuers that represent interests in, or are collateralized by, Mortgage-Backed Securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities; and (iii) those issued by non-governmental issuers that represent an interest in, or are collateralized by, whole mortgage loans or Mortgage-backed Securities without a government guarantee but usually with over-collateralization or some other form of private credit enhancement. Non-governmental issuers referred to in (ii) and
(iii) above include originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks investment banks and special purpose subsidiaries of the foregoing.

         Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the United States Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

         There are generally two types of classes of SMBS, one of which (the "IO class") entities the holders thereof to receive distributions consisting solely or primarily of all or a portion of the interest an the underlying pool of mortgage loans or Mortgage-Backed Securities ("Mortgage-Assets") and the other of which (the "PO class") entities the holders thereof to receive

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

distributions consisting solely or primarily of all or a portion of the principal of the underlying pool of Mortgage Assets. The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets. For example. a rapid or slow rate of principal payments may have a material adverse effect on the yield to maturity of IOs or POs, respectively. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, an investor may incur substantial losses, even if the IO class is rated AAA. Conversely, if the underlying Mortgage Assets experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional Mortgage-Backed Security.

         CMOs. Collateralized Mortgage obligations ("CMOs") are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other Mortgage-Backed Securities. Payments of principal and interest on underlying collateral provide the funds to pay debt service on the CMO. CMOs may be issued by agencies or instrumentalities of the United States Government or by private organizations. The Fund may not invest in CMO's issued by private organizations.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among the several classes of a series or a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

         The Fund may also invest in inverse or reverse floating CMOs. Inverse or reverse floating CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as the London Interbank Offered Rate ("LIBOR"). Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse or reverse floating CMOs are typically more volatile than fixed or adjustable rate tranches of CMOs. Investments in inverse or reverse floating CMOs would be purchased by the Fund to attempt to protect against a reduction in the income earned on the Fund's investments due to a decline in interest rates. The Fund would be adversely affected by the purchase of such CMOs in the event of an increase in interest rates since the coupon rate thereon will decrease as interest rates increase, and, like other Mortgage-Backed Securities, the value will decrease as interest rates increase.

         U.S. Government Securities. U.S. Government Securities are obligations issued or guaranteed by the United States Government, its agencies, authorities or instrumentalities. Securities issued by the U.S. Government, such as United States Treasury bills, Treasury notes and Treasury bonds (collectively, "U.S. Treasury Securities"), which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit in the United

States. U.S. Government Agency Securities, which are securities issued by agencies and instrumentalities of the U.S. Government such as Ginnie Mae, Fannie Mae, SBA and Freddie Mac, are supported by: (i) the full faith and credit of the United States, such as securities issued by Ginnie Mae and SBA; (ii) the right of the issuer to borrow from the United States Treasury, such as securities of the Federal Home Loan Banks; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association.

         U.S. Government Securities may include zero coupon securities that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. Government Securities do not require the periodic payment of interest. These investments may experience greater volatility in market value than U.S. Government Securities that make regular payments of interest.

INVESTMENT RESTRICTIONS

         The Fund has adopted the following investment restrictions which may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the 1940 Act to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding Shares of the Fund, or (2) 67% or more of the Shares present at the meeting in person or by proxy. The Fund:

                  1. May not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  2. May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  3. May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  4. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  5. May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  6. May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         The fundamental limitations of the Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Fund also has adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than the fundamental limitations. Any changes in the Fund's non-fundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

The following investment limitations of the fund are non-fundamental policies. The Fund may not:

                  1. Purchase any securities (other than obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund's total assets would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer; provided that, with respect to 50% of the Fund's assets, the Fund may invest up to 25% of its assets in the securities of any one issuer. For purposes of this restriction, the term issuer includes both the borrower under a loan agreement and the lender selling a participation to the Fund together with any other persons interpositioned between such lender and the Fund with respect to a participation.

                  2. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under loan agreements would be deemed to constitute such control or participation.

                  3. Borrow money, except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets and except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 15% of the value of its total assets at the time of such borrowing.

                  4. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

                  5. Invest more than 25% of its total assets in the securities of issuers in any one industry; provided that this limitation shall not apply with respect to obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities.

                  6. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

                  7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

                  8. Issue senior securities, as defined in the 1940 Act, other than (i) preferred shares which immediately after issuance will have asset coverage of at least 200%, (ii) indebtedness which immediately after issuance will have asset coverage of at least 300%, or (iii) the borrowings permitted by investment restriction 3 above.

         All percentage limitations on investments described in this registration statement will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. The other investment policies described in this registration statement are also not fundamental and may be changed by approval of the Fund's Directors.

SELECTION OF INVESTMENTS


         Initially, substantially all of the Fund's assets will be contributed by Shareholders of the Fund in connection with this offering. Subsequently, the Manager will buy and sell securities for the Fund's portfolio with a view to seeking a high level of current income, and will select investments which the Manager believes do not involve undue risk to income or principal considered in relation to the particular investment policies of the Fund. At the time of making investments in the categories discussed above, the Manager will consider the quality of the securities in which the Fund may invest. All investments must be in securities that are medium to high quality. As a result, the Fund will not necessarily invest in the highest yielding investments permitted by its investment policies if the Manager determines that market risks or credit risks associated with such investments would subject the Fund's portfolio to excessive risk. The potential for realization of capital gains resulting from possible changes in interest rates will not be a major consideration. The Manager will be free to take full advantage of the entire range of maturities offered by fixed-income securities and may adjust the average maturity of the Fund's portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates.



         New types of mortgage-related assets, and other securities in which the Fund may invest are developed and marketed from time to time and that, consistent with its investment limitations, the Fund expects to invest in those securities and instruments that the Manager believes may assist the Fund in achieving its investment objectives. These investments will be disclosed to shareholders in the Fund's annual and semi-annual reports.



         The Manager seeks to minimize the risks involved in investing in mortgage-related assets and other fixed-income securities through careful investment analysis. It should be noted, however, that the amount of information about the financial condition of an issuer of securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.

PORTFOLIO TURNOVER AND SHORT TERM TRADING


         The Manager may buy and sell securities for the Fund to accomplish its investment objective. Although it is impossible to predict portfolio turnover rate, the Manager expects that the annual portfolio turnover rate of the Fund will be low and should not exceed 30%. Portfolio turnover generally involves some expense to the Fund, including transaction costs on the sale of securities and reinvestment in other securities, and may result in realization of ordinary income or capital gains.


         The Fund believes that in general the secondary market for some fixed-income securities is less liquid than that for other fixed-income securities. Also, there may be limited liquidity for certain fixed income securities, such as Whole Loans, that the Fund may purchase or hold. Accordingly, the ability of the Fund to buy and sell securities may, at any particular time and with respect to any particular securities, be limited.

      8.3.      Risk Factors

      a.  General


         No Operating History; Reliance on Management. The Fund is newly organized and does not have an investment track record. It is anticipated that initially all of the Fund's assets will be contributed by Shareholders of the Fund. Subsequently, the Fund will be wholly dependent for the selection, structuring, closing, and monitoring of its investments on the diligence and skill of its Manager, acting under the supervision of the Board. The Manager will have responsibility for the selection of investments, the negotiation of the terms of such investments, and the monitoring of such investments after they are made. See Item 9 - Management.


         Limited Transferability of Shares. The Fund has been organized to make investments in illiquid debt securities. The Shares will not be registered under the federal or state securities laws and are subject to substantial restrictions on transfer. There will be no trading market for the Shares. Fund shares, subject to Board and shareholder approval, are expected to be subject to redemption from time to time as discussed in Item 10 - Capital Stock: Repurchase of Shares.

         The Shares will not be registered under the 1933 Act or under the securities laws of the various states (except as necessary to claim a limited offering exemption) on the grounds that their issuance and sale is exempt from such registration requirements as not involving a public offering pursuant to
Section 4(2) of the 1933 Act and applicable provisions of the securities laws of the various states.

         Because the Shares will be acquired by investors in transactions not involving a public offering, they will be "restricted securities" and may be required to be held indefinitely. Shares may not be sold, transferred, assigned, pledged, or otherwise disposed of without registration under applicable federal or state securities laws or pursuant to an exemption from registration (in which case the Shareholder will at the option of the Fund be required to provide the Fund with a legal opinion, in form and substance satisfactory to the Fund, that registration is not required). Accordingly, an investor must be willing to bear the economic risk of investment in the Shares until Shares are redeemed or the Fund is liquidated. No sale, transfer, assignment, pledge, or other disposition, whether voluntary or involuntary, of the Shares may be made except by registration by the transfer agent on the Fund's books. Each transferee will be required to execute an instrument agreeing to be bound by these restrictions and to execute such other instruments or certifications as are reasonably required by the Fund or the transfer agent. The Fund may withhold consent to such an assumption at its absolute discretion.


         Illiquidity of Investments. From time to time, the Fund's investments in fixed-income securities may include securities as to which the Fund, by itself or together with other funds or accounts managed by the Manager or Imperial Bank, holds a major portion or all of an issue of such securities. Because there may be relatively few potential purchasers for such investments and, in some cases, there may be contractual restrictions on resales, the Fund may find it more difficult to sell such securities at a time when the Manager believes it is advisable to do so. In addition, in order to enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may be required to take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. In addition, the Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income. See Item 10.4 - Taxes.


         Non-Diversified Status. The Fund is classified as non-diversified within the meaning of the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in securities of a single issuer. Because the Fund may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund may be subject to greater fluctuations in value than an investment in a diversified fund.

         Tax Status. The Fund must meet a number of requirements, described under Item 10.4 - Taxes, to qualify as a RIC and, if qualified, to continue to qualify. If the Fund experiences difficulty in meeting the diversification requirement for any fiscal quarter, it might accelerate capital calls or borrowings in order to increase the portion of the Fund's total assets represented by cash, cash items, and U.S. government securities as of the close of the following fiscal quarter and thus attempt to meet the diversification requirement. However, the Fund would incur additional interest and other expenses in connection with any such accelerated borrowings, and increased investments by the Fund in cash, cash items, and U.S. government securities (whether the funds to make such investments are derived from called equity capital or from accelerated borrowings) are likely to reduce the Fund's return to investors. Furthermore, there can be no assurance that the Fund would be able to meet the diversification requirements through such actions. Failure to qualify as a RIC would subject the Fund's distributed and undistributed income to federal income taxation, and in a year in which the Fund has taxable income or net realized gain, would have a significant adverse effect on the return to investors. See Item 10.4 - Taxes.

         Risks of Whole Loans. While Whole Loans in which the Fund will invest generally will have a higher yield than Mortgage-Backed Securities, holders of such interests may bear a greater risk of loss arising from a default on the part of the borrower of the underlying loans than do holders of Mortgage-Backed Securities. This is because Whole Loans, unlike most Mortgage-Backed Securities, generally are not backed by any government guarantee or private credit enhancement. Such risk may be greater during a period of declining or stagnant real estate values. In addition, individual loans underlying Whole Loans may be larger than those underlying Mortgage-Backed Securities. There may be certain costs and delays in the event of a foreclosure and there is no assurance that the subsequent sale of the property will produce an amount equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, accrued but unpaid interest and all foreclosure expenses, in which case the Fund may suffer a loss.


         The Manager will himself or through third parties hired on his behalf, with respect to the Fund's investments in Whole Loans, review to the extent practicable the documents generated in connection with the underlying loans with a view towards determining, among other things, that: (i) the Fund upon purchase or acquisition thereof will acquire valid loans (or interests therein) and a perfected security interest in the property securing the loans; (ii) there are no claims to the property superior to that of the underlying mortgage or contract holder (except, in the case of second mortgage loans, those of the first mortgage holders); and (iii) the Fund's purchase or acquisition will not give rise to rights on the part of third parties, the exercise of which could adversely affect the Fund. It may, however, be impracticable for the Manager to examine prior to purchase every relevant document within the limited due diligence period afforded by the financial institution selling or contributing the loans, and in some cases the document files may not be well-maintained and important documents or contracts may be missing. The Manager will make certain assumptions regarding the rate and severity of defaults on the mortgages or installment sales contracts underlying Whole Loans purchased by the Fund and will determine the acquisition price for such investments accordingly. There can be no assurance, however, that the actual rate and/or severity of defaults will not be greater than that anticipated by the Manager.


         Interest Rate Risk. Because the prices of the Fund's assets will fluctuate with changes in prevailing interest rates, the net asset value of the Fund's Shares can also fluctuate in relation to interest rate changes. When interest rates decline, the value of a portfolio invested substantially in fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested substantially in fixed-income securities can be expected to decline. The values of securities rated in the lower rating categories generally fluctuate more than those of securities rated on the higher rating category.

         Prepayment Risk. The yield characteristics of mortgage-related assets differ from traditional debt securities. The major differences typically include more frequent interest and principal payments (usually monthly) the possibility that prepayments of principal may be made at any time. As a result, if the Fund purchases a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if the Fund purchases the securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Prepayment rates are influenced by changes in current interest rates and a variety of other economic, geographic, social and other factors.

         Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates than during a period of rising interest rates as prepayments on the loans or other collateral underlying the securities in which the Fund has invested result in prepayments of the Fund's securities. The yield on the securities in which such amounts are reinvested is likely to be lower than the yield on the securities that were prepaid or the yield that could be achieved if such amounts were reinvested during a time of rising interest rates. Mortgage-Related Assets may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

         Credit Risk. All investments purchased by the Fund will be medium to high quality. Credit risk is the possibility that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default. Although credit risk for the Fund should generally be low, there can be no assurance that the credit rating of an investment will remain unchanged over the period of the Fund's ownership of that investment.

      b.  Effects of Leverage

      Not applicable.

      8.4. Other Policies

The Fund may also invest in the following types of securities:

         Asset-Backed Securities. Asset-Backed Securities are securities that directly or indirectly represent a participation in or are secured by and payable from a pool of assets representing the obligation of a number of different parties.

         The securitization techniques used to develop Mortgage-Backed Securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the CMO structure.

         In general, the collateral supporting Asset-Backed Securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Furthermore, the effect of prepayments on securities that have shorter maturities such as Asset-Backed Securities is much smaller than the effect of prepayments on securities having longer maturities such as Mortgage-Backed Securities. As with Mortgage-Backed Securities. Asset-Backed Securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques.

         Asset-Backed Securities do not have the benefit of the same security interest in the related collateral as do Mortgage-Backed Securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws. many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a perfected security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.


         Corporate Debt Securities. Corporate Debt Securities are fixed income securities of United States corporations, which securities, at the time of investment, are rated BBB or higher by S&P or, if unrated, determined by the Manager to be of comparable quality. Securities rated in the four highest categories as assigned by S&P (BBB or higher) are considered "investment grade;" however, securities rated "BBB" have speculative characteristics. S&P's description of securities rated "BBB" states that whereas such securities "normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."


         The values of Corporate Debt Securities typically will fluctuate in response to general economic conditions, to changes in interest rates and, to a greater extent than the values of Mortgage-Backed Securities, to business conditions affecting the specific industries in which the issuers are engaged. Corporate Debt Securities will decrease in value as a result of increases in interest rates.

         Money Market Mutual Funds. The Fund may invest in the securities of money market mutual funds to the extent permitted by the 1940 Act. Currently, the 1940 Act permits a Fund to invest up to 5% of its total assets in the shares of one investment company, but it may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other investment companies.

         Municipal Securities. The Fund may invest in municipal securities, which are interest-paying debt securities issued by municipal issuers. The income from municipal securities is generally exempt from federal taxation, which causes such securities to have lower yields than taxable securities of comparable quality and maturity. The Fund does not intend to purchase municipal securities the income from which is not exempt from federal income tax.

         There are variations in the credit quality of municipal obligations, depending on numerous factors. The yields and market values of municipal obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the municipal obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

         Other Investments. From time to time, the Fund may also invest in other investments, not previously listed, that a California state chartered non-Federal Reserve member bank may invest in, including, but not limited to, bullion and mint certificates, obligations of foreign governments and their political sub-divisions, and railroad bonds.

OTHER INVESTMENT PRACTICES

         The following discussion describes in greater detail some of the other investment management practices that the Fund may employ from time to time to earn income, facilitate portfolio management and mitigate risk.

         Derivative Instruments - Interest Rate Transactions. To preserve a return or spread on a particular investment or portion of its portfolio, or for other non-speculative purposes, the Fund may enter into interest rate swaps and the purchase or sale of interest rate caps and floors. The Fund does not intend to use these transactions for speculative purposes. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate floor.


         The Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims paying ability of the other party thereto is rated at least A by S&P or, if unrated, determined by the Manager to be of comparable quality. The Manager will monitor the creditworthiness of contraparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The Manager has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

         There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive. The aggregate purchase price of caps and floors held by the Fund may not exceed 5% of the Fund's total assets.


         Forward Commitment. The Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if it holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if it enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring fixed-income securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so. The Fund may realize short-term capital gains or losses upon the sale of forward commitments.



         Repurchase Agreements. The Fund may enter into repurchase agreements with respect to up to 25% of its total assets (taken at current value). A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Manager will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.


         Reverse Repurchase Agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline more than or appreciate less than the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decisions. Reverse repurchase agreements create leverage, a speculative factor, and will be considered borrowings for purposes of the Fund's limitation on borrowing.

DEFENSIVE STRATEGIES


         At times the Manager may judge that conditions in the markets for mortgage-related assets and other fixed-income securities make pursuing the Fund's basic investment strategy inconsistent with the best interests of its Shareholders. At such times the Manager may use alternative strategies, primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest substantially all of its assets in high-quality fixed-income obligations such as U.S. Treasury Securities; commercial paper; certificates of deposit and bankers' acceptances; repurchase agreements with respect to any of the foregoing investments; or any other fixed-income securities that the Manager considers consistent with such strategy including the use of interest rate derivative transactions. It is impossible to predict when, or for how long, the Fund will use these alternative strategies.


      8.5       Share Price Data

      Not Applicable.

      8.6.      Business Development Companies

      Not Applicable.

ITEM 9.  MANAGEMENT

      9.1.      General

      (a) BOARD OF DIRECTORS. The Directors set broad policies for the Fund and choose its officers. The Fund has five (5) Directors. Under the Bylaws, which the Directors may amend, and except for the initial Board of Directors, the Board of Directors shall consist of not fewer than three (3) nor more than nine
(9) Directors, as specified by a resolution of a majority of the entire Board of Directors. No more than 60% of the Directors are "interested persons" of the Fund, as defined in the 1940 Act.


      (b) INVESTMENT MANAGER. The Investment Manager is Jack Singer whose address is 9920 S. La Cienega Boulevard, Suite 1400, Inglewood, California 90301. Mr. Singer is an employee of the Fund and of Imperial Bank. Mr. Singer has been Senior Vice President and Treasurer of Imperial Bank since 1987. Mr. Singer is also the Chairman and President of Imperial Securities Corporation, a general securities broker dealer registered with the National Association of Securities Dealers Inc. and a wholly owned subsidiary of Imperial Bank since 1993. In total, Mr. Singer has over 28 years of experience managing fixed income securities.

Mr. Singer received a Bachelor of Science degree in Business Administration from California State University at Los Angeles in 1967.

There is no management contract between the Fund and the Manager. Subject to such policies as the Directors may determine, the Manager, at his own expense, furnishes continuously an investment program for the Fund and makes investment decisions on behalf of the Fund including determination of the Fund's net asset value, but excluding transfer agency and custodial services and places all orders for the purchase and sale of the Fund's portfolio securities.

      The Fund will not pay the Manager any compensation for the services rendered.

      As an employee of the Fund, the Manager shall not be subject to any liability to the Fund or to any shareholder of the Fund for any act or omission in the course of or connected with rendering services to the Fund in the absence of the Manager's willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.

      The Manager may be terminated without penalty by vote of the Directors or the Shareholders of the Fund, or by Imperial Bank. The continuance of the Manager will be considered at least annually by vote of either the Directors or the Shareholders, and, in either case, by a majority of the Directors who are not "interested persons" of Imperial Bank or the Fund.

      (c) PORTFOLIO MANAGER. The Fund's portfolio manager will be Jack Singer. See Item 9.1(b) above.


      (d)

      (d)   ADMINISTRATOR. Not Applicable.

         (e) CUSTODIAN. Imperial Bank (the "Bank"), located at 9920 S. La Cienega Boulevard, Inglewood, California 90301, will serve as the Fund's custodian, transfer agent, and dividend disbursing agent.

         The Bank will serve as custodian for the Fund's portfolio securities and cash, and in such capacity, maintains certain financial and accounting books and records pursuant to agreements with the Fund. For these services, the Bank receives a fee as follows:

         For Custody Services

         0.02% of the average daily net assets of the Fund. There is no additional fee for custody services related to limited liability company interests.

         All fees are to be accrued daily and paid monthly.

         As transfer agent and dividend disbursing agent, the Bank is responsible for, among other things, establishing and maintaining accounts of Shareholders, monitoring the number of Shares issued and outstanding from time to time and effecting payments of dividends or distributions declared from time to time by the Directors with respect to the Shares. For these services, the Bank receives a fee from the Fund in the amount of $800,000 per year plus Imperial Bank's reasonable out-of-pocket expenses incurred in the performance of its services.

         (f)   EXPENSES

         The Fund's service providers bear all expenses in connection with the performance of their respective services, except that the Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Directors who are not partners, officers, directors, shareholders or employees of Imperial Bank or Imperial Bancorp, Securities and Exchange Commission fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Fund, inside auditing and legal fees and expenses, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, costs and expenses of Shareholders' and Directors' reports and meetings and any extraordinary expenses.

         (g)   AFFILIATED BROKERAGES

         None.

         9.2.  Non-resident Managers

         Not Applicable.

         9.3.  Control Persons

         As of July 21, 2000, Imperial Bank owned 100% of the outstanding Shares of the Fund.

ITEM 10.  CAPITAL STOCK, LONG-TERM DEBT, AND OTHER SECURITIES

         10.1.  Capital Stock

                  The Fund is authorized to issue 10,000,000,000 shares of Common Stock, no par value, all of which are initially classified as Common Stock. The Fund's Shares have no preemptive, conversion, exchange or redemption rights. Each Share has equal voting rights. Shareholders are entitled to one vote per Share. All voting rights for the election of Directors are noncumulative, which means that the holders of more than 50% of the Shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining Fund's Shares will not be able to elect any Directors. The Fund's Shares outstanding are and those offered hereby, when issued, will be fully paid and nonassessable. The rights of the Fund's shares with respect to dividends and distributions are described under "Dividends and Distributions". Each Share is entitled to participate equally in the net distributable assets of the Fund upon liquidation or termination.

         A private offering of the Shares has been approved by the Board of Directors of the Fund. The Fund may from time to time sell additional Shares. Any additional offering will be subject to the requirements of the 1940 Act that Shares may not be sold at a price below the then current net asset value, exclusive of sales loads and commissions, except in connection with an offering to existing shareholders or with consent of the holders of a majority of the Fund's outstanding voting securities.

REPURCHASE OF SHARES

          Since the Fund is a closed-end investment company, Shareholders of the Fund do not, and will not, have the right to redeem their Shares. It is not expected that any trading market in Shares of the Fund will ever emerge.

         Although the Fund has no present intention to do so, the Fund may, from time to time, consider repurchasing its Shares or to tender for its Shares at their net asset value. The Fund currently has no established tender offer or share repurchase program, and no established schedule for considering the adoption of such programs. No assurance can be given that the Fund will, in fact, decide to undertake any tender offers or share repurchases in the future.

         Subject to the Fund's investment restrictions with respect to borrowings and subject to the Fund's compliance with the 1940 Act, the Fund may incur debt to finance repurchases and/or tenders. See Item 8.2 - Investment Objections and Policies: Investment and Restrictions. Interest on any such borrowings will reduce the Fund's net investment income.

         Although share repurchases and tenders could have a favorable effect for the owners of the Fund's Shares, it should be recognized that the acquisition of Shares by the Fund will decrease the total assets of the Fund and, therefore, will have the effect of increasing the Fund's expense ratio.

DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to make annual distributions to Shareholders from net investment income. Net investment income of the Fund consists of all interest and other income (excluding capital gains and losses) accrued on portfolio assets less all expenses of the Fund allocable thereto. Expenses of the Fund are accrued each day. It is currently anticipated that amounts which economically represent net realized long-term capital gains, if any, will be distributed to Shareholders at least annually.

         To permit the Fund to maintain a more stable annual distribution, the Fund may from time to time pay out less than the entire amount of available net investment income and net realized short-term capital gains to Shareholders earned in any particular period. Any such amount retained by the Fund would be available to stabilize future distributions. As a result, the distributions made by the Fund for any particular period may be more or less than the amount of net investment income and net realized short-term capital gains actually earned by the Fund during such period. For information concerning the tax treatment of such dividends and distributions to Shareholders, see Item 10.4 - Taxes. The Fund intends, however, to make such distributions as are necessary for it to qualify as a regulated investment company that is not subject to federal tax.

      10.2. Long-Term Debt

      None.

      10.3. General

      None.

      10.4. Taxes

         The following discussion is based on the advice of KPMG LLP, and reflects provisions of the Internal Revenue Code of 1986, as amended (the "Code"), existing Treasury regulations and IRS published rulings, as of the date of this registration statement.

         The following is a general summary of certain of the United States federal income tax laws relating to the Fund. This discussion is based on the Internal Revenue Code, regulations thereunder, published rulings, procedures and announcements and court decisions as of the date hereof. The tax law, as well as the implementation thereof, is subject to change, and any such change might interfere with the Fund's ability to qualify as a RIC or, if the Fund so qualifies, to maintain such qualification. This discussion does not purport to deal with all of the United States federal income tax consequences applicable to the Fund or to all categories of investors, some of whom may be subject to special rules. In addition, it does not address state, local, foreign or other taxes to which the Fund or its investors may be subject, or any proposed changes in applicable tax laws. Investors should consult their tax advisers with respect to an investment in Fund Shares, including in particular with respect to the new regulations concerning disclosure of arrangements a significant effect of which is to reduce corporate federal income tax liability.

TAXATION OF THE FUND AS AN ORDINARY CORPORATION.

         It is anticipated that the Fund will seek to meet the requirements to qualify for the special pass-through status available to RICs under the Internal Revenue Code, and thus to be relieved of federal income tax on that part of its net investment income and realized capital gains that it distributes to shareholders. If the Fund's status as a RIC is not respected, it should be taxed as an ordinary corporation on its taxable income for that year and assuming certain ownership requirements are met, should be included in the Federal consolidated return of its corporate shareholder. There is no assurance that the Fund will meet the requirements to qualify as a RIC, or that the shareholders will be entitled to the benefits of ownership of shares of a RIC.

TAXATION OF THE FUND AS A RIC


         RIC Qualification Requirements. To qualify as a RIC, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. It should be noted that a distribution of warrants or equity investments by the Fund will be treated as a sale by the Fund of such assets with the excess of the fair market value of those assets over their tax basis being the amount of the income or gain to the Fund. Among the requirements are the following: (a) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to loans of securities and gains from the sale or other disposition of securities or other income derived with respect to its business of investing in securities; (b) the Fund must diversify its assets so that, at the close of each quarter of the Fund's taxable year, (i) not more than 25% of the market value of its total assets is invested in the securities of a single issuer, or in the securities of two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses or related trades or businesses, and (ii) at least 50% of the market value of its total assets is represented by cash, cash items, government securities, securities of other RICs and other securities (with each investment in such other securities limited so that not more than 5% of the market value of the Fund's total assets is invested in the securities of a single issuer and the Fund does not own more than 10% of the outstanding voting securities of a single issuer); and (c) the Fund must file an election to be treated as a RIC. If, after initially qualifying as a RIC, the Fund fails to qualify for treatment as a RIC for a taxable year, it would be taxed as an ordinary corporation on its taxable income for that year and, assuming certain ownership requirements are met, it should be included in the Federal consolidated return of its corporate shareholder. In such a case, there could be substantial tax and other costs associated with re-qualifying as a RIC. However, under the final version of the applicable regulations expected to be adopted, the foregoing should not apply upon requalification so long as the Fund had qualified as a RIC for at least one taxable year period prior to such disqualification, and had remained disqualified for only one taxable year.


         The Fund will be subject to a non-deductible 4% excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for such calendar year and 98% of its capital gain net income for the one-year period ending on October 31 of such calendar year, plus certain other amounts. For these purposes, any taxable income retained by the Fund, and on which it pays federal income tax, will be treated as having been distributed.

         The Fund currently intends to distribute in each year for which it qualifies as a RIC substantially all of its net investment income and capital gain net income so as to not be subject to federal income or excise taxes.

TAXATION OF THE FUND'S SHAREHOLDERS IF THE FUND QUALIFIES AS A RIC

         General. Dividends paid to shareholders that are attributable to the Fund's net investment income will be taxable to shareholders as ordinary income. Capital gain distributions are taxable as long-term capital gains regardless of how long the shareholder has held the shares. It is not anticipated that any portion of the Fund's dividends will qualify for the dividends-received deduction for shareholders in respect of their Fund dividends.

         Distributions are generally taxable to shareholders at the time the distribution is received. Any distribution, however, declared by the Fund in October, November or December, made payable to shareholders of record in such a month and paid the following January, is deemed paid by the Fund and received by shareholders on December 31 of the year declared. This will prevent the application of the excise tax, discussed above, to the Fund as a result of the delay in the payment of the dividends.

         If, for any calendar year, the Fund's total distributions exceed its net investment income and net capital gains, the excess will generally be considered a tax-free return of capital to a shareholder to the extent of the shareholder's adjusted tax basis in its shares and then as capital gain. The amount treated as tax-free return of capital will reduce the adjusted tax basis of a shareholder's shares, thereby increasing the potential gain or reducing the potential loss on the sale of the shares.

         In general, upon the sale or other disposition of shares of the Fund by a shareholder, the shareholder will recognize a gain or loss equal to the difference between the amount realized on the sale and the seller's adjusted tax basis in the shares. Any loss realized will be disallowed to the extent the seller has acquired (or entered into a contract to acquire) substantially identical shares within a period beginning 30 days before the disposition of shares and ending 30 days after the disposition. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Gain or loss realized upon sale of shares or interest generally will be treated as a capital gain or loss. The gain or loss will be a long-term capital gain or loss if the shares were held for more than one year. In addition, if the shares sold by a shareholder were not held for more than six months, any loss on the sale will be treated as long-term capital loss to the extent of any capital gain dividend received by the shareholder with respect to such shares.

         The Fund is required to withhold 31% of reportable payments (which may include dividends and capital gain distributions) to individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number or who otherwise are subject to backup withholding. The certification of a shareholder's taxpayer identification number will be provided to the Fund.

         Federal withholding taxes at a rate of 30% (or a lesser treaty rate) may apply to distributions to shareholders of the Fund who are nonresident aliens or foreign limited liability companies, trust or corporations. The rules governing United States federal income taxation of foreign shareholders and members of a partnership are complex, and prospective non-U.S. owners should consult with their own tax advisors to determine the impact of federal, state and local income tax laws with regard to an investment in shares, including any reporting requirements.

         Individuals and certain other persons who are shareholders will be required to include in their gross income an amount of certain Fund expenses relating to the production of gross income that are allocable to the Fund. These shareholders, therefore, will be deemed to receive gross income from the Fund in excess of the distributions they actually receive. Such allocated expenses may be deductible by an individual shareholder as a miscellaneous itemized deduction, subject to the limitation on miscellaneous itemized deductions not exceeding 2% of adjusted gross income.

         The Fund will notify its shareholders following the end of each calendar year of the amounts of dividends and capital gain distributions paid or deemed paid during the year.

         In certain circumstances the IRS may disallow the federal income tax benefits provided by a particular arrangement when the arrangement significantly reduces or postpones corporate tax liability, or when tax avoidance is a significant purpose of the arrangement. Shareholders should consult their tax advisers about the availability of the benefits anticipated through investment in the Fund, and possible disclosure obligations relating to that investment.

         10.5.     Outstanding Securities

                                                     Amount Held by             Amount Outstanding Exclusive
                           Amount                    Registrant or for its      of Amount Shown Under
Title of Class             Authorized                Account                    Previous Column
--------------             ----------                ---------------------      ----------------------------
Common Stock               10,000,000,000            None                       30,017,679

         10.6.    Securities Ratings

        None.

ITEM 11.  DEFAULTS AND ARREARS ON SENIOR SECURITIES

         11.1.    None.

         11.2.    None.

ITEM 12.  LEGAL PROCEEDINGS.

         None.

PART B

ITEM 16.  GENERAL INFORMATION AND HISTORY

         Not Applicable.

ITEM 17.  INVESTMENT OBJECTIVE AND POLICIES

         See Item 8.2 Investment Objective and Policies.

ITEM 18.  MANAGEMENT

         18.1 through 18.3.  Management Information

                             DIRECTORS AND OFFICERS

                  The Directors of the Fund are responsible for the general oversight of the Fund's business. The initial Directors and executive officers of the Fund and their principal occupations during the last five years are set forth below. The mailing address of each of the officers and Directors is 9920
S. La Cienega Boulevard, Suite 636, Inglewood, California 90301, unless otherwise indicated.


                                                                   Present principal occupation and principal
Name                                   Position with Fund          occupation during the past five years
----                                   ------------------          -------------------------------------
*Dennis Lacey                          Director and                From March 2000 to present, Executive Vice
Age:  46                               President                   President and Chief Financial Officer, Imperial
                                                                   Bank.  From April 1998 to March 2000, President -
                                                                   Equipment and Leasing Division, Imperial Bank. From
                                                                   1991 to 1998, Chief Executive Officer, Capital
                                                                   Associates (equipment leasing and finance).

*Jack Singer                           Director, Treasurer         From 1987 to present, Senior Vice President and
Age:  55                               and Manager                 Treasurer, Imperial Bank.  From 1992 to present,
                                                                   President, Imperial Securities Corporation.  From
                                                                   1997 to present, President, Imperial Asset Management, Inc.

Clifford F. Dobler                     Director                    From 1989 to present, President, C&I Management,
995 Fairway Boulevard                                              Inc. (real estate management)
Incline Village, NV  89451
Age:  51

William Gordon                         Director                    From 1993 to present, Managing Director and Chief
P.O. Box 873                                                       Operating Officer, Arrowhead Joint Venture (real
Blue Jay, CA  92317                                                estate investment)

Age:  70

Robert L. Trujillo                     Director                    From 1981 to present, General Partner, Prime
916 Silver Spring Road                                             Properties (commercial real estate developer);
#201                                                               Owner and Chairman, TW, Inc. (restaurant franchise
Rolling Hills Estates,                                             operator)
CA  90274
Age:  68

Paul Adkins                            Chief Financial Officer     From 1999 to present, Senior Vice President and
Age:  54                                                           Controller, Imperial Bank.  From 1996 to 1999,
                                                                   Senior Vice President and Chief Financial Officer,
                                                                   Mellon 1st Business Bank.  From 1993 to 1996,
                                                                   Senior Vice President and Controller Standard
                                                                   Chartered Bank.

Richard M. Baker                       Secretary                   From 1984 to present, Senior Vice President and
Age 54                                                             General Counsel, Imperial Bancorp and Imperial Bank.


Jonnie Crawford                        Assistant Secretary         From 1994 to present, Assistant Vice President -
Age:  55                                                           Legal Assistant and Secretary, Imperial Bancorp and
                                                                   Imperial Bank.

Julie Galian                           Assistant Vice              From 1995 to present, Vice President of Imperial
Age:  42                               President                   Bank

--------------------------


          * Directors who are "interested persons" (as defined in the 1940 Act) of the Fund, the Manager, or Imperial Bank.


          Except as stated below, the principal occupations of the officers and Directors for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

         None of the Directors are directors of any other funds associated with Imperial Bank. Each Director of the Fund that is not an interested person will receive an annual fee, initially expected to be $10,000 and an additional fee of $2,000 for each Directors' meeting attended. It is anticipated that there will be at least four meetings each year.

         The Articles of Incorporation of the Fund provides that the Fund will indemnify its Directors and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, unless it is determined in the manner specified in the Articles of Incorporation that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Director of any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Fund, at its expense, provides liability insurance for the benefit of its Directors and officers.

         18.4  Compensation Information

COMPENSATION TABLE(1)

                                                  Pension or
                                                  Retirement
                             Aggregate            Benefits               Estimated              Total
                             Compensation         Accrued                Annual                 Compensation
                             From Fund            As Part of             Benefits Upon          From the Fund
NAME, POSITION               Expenses             Fund Expenses          Retirement             Paid to Director
                             --------             -------------          ----------             ----------------
Dennis Lacey                 None                 None                   None                   None
Director

Jack Singer                  None                 None                   None                   None
Director

Clifford F. Dobler           None                 None                   None                   $18,000
Director

William Gordon               None                 None                   None                   $18,000
Director

Robert L. Trujillo           None                 None                   None                   $18,000
Director

(1)  Figures are for the Fund's fiscal year ending December, 31, 2000.

         18.5  Code of Ethics

         The Fund has adopted a Code of Ethics ("Code") under Rule 17j-1 of the Investment Company Act, and this Code permits personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund.

         This Code can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. This Code is available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this Code may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

         ITEM 19.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         19.1. As of July 21, 2000, Imperial Bank, a state-chartered bank, whose principal office is located at 9920 S. La Cienega Boulevard, Inglewood, California 90301, owns 100% of the voting shares of the Registrant. Imperial Bank is a subsidiary of Imperial Bancorp, a bank holding company that is a California corporation whose principal office is located at 9920 S. La Cienega Boulevard, Suite 636, Inglewood, California 90301. As of March 31, 2000, Imperial Bancorp had assets of approximately $6,928,763.

         19.2.    See 19.1 above.

         19.3.    None.

         ITEM 20.  INVESTMENT ADVISORY AND OTHER SERVICES

         1-6.     See Item 9 - Management.

         7. The Fund will provide audited annual financial statements to its Shareholders. For the Fund's first fiscal year, the independent auditors engaged to audit the Fund's financial statements are KPMG LLP, 355 South Grand Avenue, Suite 2000, Los Angeles, CA 90071-1568; thereafter the selection of independent auditors by the Fund's directors will be ratified annually by Shareholders at the Fund's annual meeting.

         8.  See Item 9 - Management.

         ITEM 21.  BROKERAGE ALLOCATION AND OTHER PRACTICES

         INVESTMENT DECISIONS


         Investment decisions for the Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold by the Manager even though it could have been bought or sold for Imperial Bank at the same time. Likewise, a particular security may be bought by the Manager when Imperial Bank is selling the security. There may be circumstances when purchases or sales of portfolio securities by the Manager for Imperial Bank will have an adverse effect on the Fund.


BROKERAGE AND RESEARCH SERVICES

         Whole Loans, mortgage-related assets and other fixed-income securities will generally be acquired by the Fund from the issuer thereof in privately-negotiated transactions not involving payment of brokerage commissions. The Fund may occasionally pay a commission or other fee to an unaffiliated third party for brokerage or referral services. Some fixed-income securities may be purchased through dealers on a "net" basis without a stated commission.

         ITEM 22.  TAX STATUS

         See Item 10.4 - Taxes.

         ITEM 23.  FINANCIAL STATEMENTS

                                   INDEPENDENT AUDITORS' REPORT




The Board of Directors and Shareholder
Imperial Special Investments, Inc.:

We have audited the accompanying statement of assets and liabilities of the Imperial Special Investments, Inc. as of April 30, 2000. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Imperial Special Investments, Inc. as of April 30, 2000 in conformity with accounting principles generally accepted in the United States of America.



                                /s/ KPMG LLP


Los Angeles, California
July 20, 2000



                     IMPERIAL SPECIAL INVESTMENTS, INC.

                    Statement of Assets and Liabilities

                            April 30, 2000



Assets - cash                               $        1,000
                                             ==============
Net assets represented by common stock      $        1,000
                                             ==============
Shares outstanding ($100 par value)                     10
                                             ==============
Net asset value per share                   $          100
                                             ==============

See accompanying note to statement of assets and liabilities.



                       IMPERIAL SPECIAL INVESTMENTS, INC.
                  Note to Statement of Assets and Liabilities
                                 April 30, 2000

The Imperial Special Investments, Inc. (the Fund), a California corporation, is registered under the Investment Company Act of 1940, as amended, as a nondiversified closed-end management investment company. The Fund is an indirect wholly owned subsidiary of Imperial Bancorp. As of the date of this report, the Fund consisted of the initial capital contribution of $1,000 and the issuance of the initial shares. All organization costs have been borne by Imperial Bank.

PART C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (1)  Financial Statements

          (a)  Included in Part A
               None.

          (b) Included in Part B Statement of Assets and Liabilities at April 30, 2000


     (2)  (a)  Articles of Incorporation of Imperial Special Investments,
               Inc. dated April 24, 2000 are incorporated by reference to
               Exhibit 2(a) of Registrant's Registration Statement on Form N-2 (filed July 26, 2000).



          (b)  Bylaws of Imperial Special Investments, Inc. dated as of
               April 28, 2000 are incorporated by reference to Exhibit 2(b) of Registrant's Registration Statement on Form N-2 (filed July 26,
               2000).


          (c)  None.

          (d) The following portions of the Fund's By-laws filed as exhibit 2(b) hereto, define the rights of shareholders:

                                   ARTICLE II

                                  SHAREHOLDERS

     Section 1. Place of Meetings. Meetings of shareholders shall be held at any place within or outside the State of California designated by the Board of Directors. In the absence of any such designation, shareholders' meetings shall be held at the principal executive office of the Corporation.

     Section 2. Annual Meetings. The annual meeting of shareholders shall be held each year on the third Thursday in May, or at such other date as the Board of Directors may set by resolution. However, if this day falls on a legal holiday, then the meeting shall be held at the same time and place on the next succeeding full business day. At this meeting, Directors shall be elected and any other proper business may be transacted.

     Section 3. Special Meetings. Special meetings of shareholders may be called at any time by the Board of Directors, or by the Chairman of the Board, or by the President, and shall be held at such time and place as may be stated in the notice of the meeting.

     Special meetings of the shareholders may be called by the Secretary upon the written request of the holders of shares entitled to vote not less than ten percent (10%) of all the votes entitled to be cast at such meeting, provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the shareholders requesting such meeting shall have paid to the Corporation the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such shareholders. No special meeting shall be called upon the request of shareholders to consider any matter which is substantially the same as a matter voted upon at any special meeting of the shareholders held during the preceding twelve months, unless requested by the holders of a majority of all shares entitled to be voted at such meeting.

         Section 4. Notice of Annual and Special Meetings. The Secretary shall cause notice of the place, date, and hour, and, in the case of a special meeting, the purpose or purposes for which the meeting is called, to be mailed, postage prepaid, not less than ten (10) (thirty-five (35) in the case of special meetings) nor more than sixty
         (60) days before the date of the meeting, to each shareholder entitled to vote at such meeting at his or her address as it appears on the records of the Corporation at the time of such mailing. Notice shall be deemed to be given when deposited in the United States mail addressed to the shareholders as aforesaid. Notice of any shareholders' meeting need not be given to any shareholder who shall sign a written waiver of such notice whether before or after the time of such meeting, or to any shareholder who is present at such meeting in person or by proxy. Notice of adjournment of a shareholders' meeting to another time or place need not be given if such time and place are announced at the meeting. Irregularities in the notice of any meeting to, or the nonreceipt of any such notice by, any of the shareholders shall not invalidate any action otherwise properly taken by or at any such meeting.

         Section 5. Quorum and Adjournment of Meetings. The presence in person or by proxy of the holders of a majority of the shares entitled to vote at any meeting of shareholders shall constitute a quorum for the transaction of business. The shareholders present at a duly called or held meeting at which a quorum is present may continue to do business until adjournment, notwithstanding the withdrawal of enough shareholders to leave less than a quorum, if any action taken (other than adjournment) is approved by at least a majority of the shares required to constitute a quorum.

         Any shareholder's meeting, annual or special, whether or not a quorum is present, may be adjourned from time to time by the vote of the majority of the shares represented at that meeting, either in person or by proxy, but in the absence of a quorum no other business may be transacted at that meeting, except as provided in this Section.

         When any meeting of shareholders, either annual or special, is adjourned to another time or place, notice need not be given of the adjourned meeting at which the adjournment is taken, unless a new record date of the adjourned meeting is fixed or unless the adjournment is for more than forty-five (45) days from the date set for the original meeting, in which case the Board of Directors shall set a new record date. Notice of any such adjourned meeting shall be given to each shareholder of record entitled to vote at the adjourned meeting in accordance with the provisions of Section 4 of this Article II. At any adjourned meeting the corporation may transact any business which might have been transacted at the original meeting.

         Section 6. Voting. Except as otherwise provided in the Articles of Incorporation or by applicable law, at each shareholders' meeting each shareholder shall be entitled to one vote for each share of stock of the Corporation validly issued and outstanding and registered in his or her name on the books of the Corporation on the record date fixed in accordance with Section 5 of Article VI hereof, either in person or by proxy appointed by instrument in writing subscribed by such shareholder or his or her duly authorized attorney, except that no shares held by the Corporation shall be entitled to a vote.

         Except as otherwise provided in the Articles of Incorporation, these Bylaws, as required by provisions of the Investment Company Act of 1940, as amended ("1940 Act") or as required under California law, all matters shall be decided by a vote of the majority of the votes validly cast. The vote upon any question shall be by ballot whenever requested by any person entitled to vote, but, unless such a request is made, voting may be conducted in any way approved at the meeting.

         At any meeting at which there is an election of Directors, the Chairman of the meeting may, and upon the request of the holders of ten percent (10%) of the stock entitled to vote at such election shall, appoint two inspectors of election who shall first subscribe an oath or affirmation to execute faithfully the duties of inspectors at such election with strict impartiality and according to the best of their ability, and shall, after the election, make a certificate of the result of the vote taken. No candidate for the office of Director shall be appointed as an inspector.

         Section 7. Validity of Proxies. The right to vote by proxy shall exist only if the instrument authorizing such proxy to act shall have been signed by the shareholder or by his or her duly authorized attorney. All proxies shall be delivered to the Secretary of the Corporation or to the person acting as Secretary of the meeting before being voted, who shall decide all questions concerning qualification of voters, the validity of proxies, and the acceptance or rejection of votes. If inspectors of election have been appointed by the Chairman of the meeting, such inspectors shall decide all such questions. A proxy with respect of stock held in the name of two or more persons shall be valid if executed by one of them unless at or prior to exercise of such proxy the Corporation receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a shareholder shall be deemed valid unless challenged at or prior to its exercise.

         A validly executed proxy which does not state that it is irrevocable shall continue in full force and effect unless (i) revoked by the person executing it before the vote pursuant to that proxy by a writing delivered to the corporation stating that the proxy is revoked or by a subsequent proxy executed by or attendance at the meeting and voting in person by the person executing that proxy; or (ii) written notice of the death or incapacity of the maker of that proxy is received by the corporation before the vote pursuant to that proxy is counted; provided however, that no proxy shall be valid after the expiration of eleven
         (11) months from the date of the proxy unless otherwise provided in the proxy. The revocability of a proxy that states on its face that it is irrevocable shall be governed by the provisions of the California General Corporation Law.

         Section 8. Stock Ledger and List of Shareholders. The corporation shall keep at its principal executive office or at the office of its transfer agent or registrar, if either be appointed and as determined by resolution of the Board of Directors, a record of its shareholders, giving the names and addresses of all shareholders and the number and class of shares held by each shareholder.

         A shareholder or shareholders of the corporation holding at least five percent (5%) in the aggregate of the outstanding voting shares of the corporation may (i) inspect and copy the records of shareholders' names and addresses and shareholdings during usual business hours on five (5) days' prior written demand on the corporation, and (ii) obtain from the transfer agent of the corporation, on written demand and on the tender of such transfer agent's usual charges for such list, a list of the shareholder's names and addresses who are entitled to vote for the election of directors and their shareholdings as of the most recent record date for which that list has been compiled or as of a date specified by the shareholder after the date of demand. This list shall be made available to any such shareholder by the transfer agent on or before the later of five (5) days after the demand is received or the date specified in the demand as the date as of which the list is to be compiled. The record of shareholders shall also be open to inspection on the written demand of any shareholder or holder of a voting trust certificate at any time during usual business hours for a purpose reasonably related to the holder's interests as a shareholder or as the holder of a voting trust certificate. Any inspection and copying under this Section 1 may be made in person or by an agent or attorney of the shareholder or holder of voting trust certificate making the demand.

         Section 9. Maintenance and Inspection of Bylaws. The corporation shall keep at its principal executive office or if its principal executive office is not in the State of California, at its principal business office in this state, the original or a copy of the Bylaws as amended to date, which shall be open to inspection by the shareholders at all reasonable times during office hours. If the principal executive office of the corporation is outside the State of California and the corporation has no principal business office in this state, the secretary shall upon the written request of any shareholder furnish to that shareholder a copy of the Bylaws as amended to date.

         Section 10. Maintenance and Inspection of Other Corporate Records. The accounting books and records and minutes of proceedings of the shareholders and the Board of Directors and any committee or committees of the Board of Directors shall be kept at such place or places designated by the Board of Directors or in the absence of such designation, at the principal executive office of the corporation. The minutes shall be kept in written form and the accounting books and records shall be kept either in written form or in any other form capable of being converted into written form. The minutes and accounting books and records shall be open to inspection upon the written demand of any shareholder or holder of a voting trust certificate at any reasonable time during usual business hours for a purpose reasonably related to the holder's interests as a shareholder or as the holder of a voting trust certificate. The inspection may be made in person or by an agent or attorney and shall include the right to copy and make extracts. These rights of inspection shall extend to the records of each subsidiary corporation of the corporation.

         Section 11. Inspection by Directors. Every director shall have the absolute right at any reasonable time to inspect all books, records, and documents of every kind and the physical properties of the corporation and each of its subsidiary corporations. This inspection by a director may be made in person or by an agent or attorney and the right of inspection includes the right to copy and make extracts of documents.

         Section 12. Annual Report to Shareholders. The annual report to shareholders referred to in the California General Corporation Law is expressly dispensed with, but nothing herein shall be interpreted as prohibiting the Board of Directors from issuing annual or other periodic reports to the shareholders of the corporation as they consider appropriate.

         Section 13. Financial Statements. A copy of any annual financial statements and any income statement of the corporation for each quarterly period of each fiscal year and accompanying balance sheet of the corporation as of the end of each such period that has been prepared by the corporation shall be kept on file in the principal executive office of the corporation for twelve (12) months and each such statement shall be exhibited at all reasonable times to any shareholder demanding an examination of any such statement or a copy shall be mailed to any such shareholder.

         If a shareholder or shareholders holding at least five percent (5%) of the outstanding shares of any class of stock of the corporation makes a written request to the corporation for an income statement of the corporation for the three (3) -month, six (6) -month, or nine (9) -month period of the then current fiscal year ended more than thirty
         (30) days before the date of the request and a balance sheet of the corporation as of the end of that period, the chief financial officer shall cause that statement to be prepared, if not already prepared, and shall deliver personally or mail that statement or statements to the person making the request within thirty (30) days after the receipt of the request. If the corporation has not sent to the shareholders its annual report for the last fiscal year, this report shall likewise be delivered or mailed to the shareholder or shareholders within thirty
         (30) days after the request.

         The corporation shall also on the written request of any shareholder mail to the shareholder a copy of the last annual, semi-annual or quarterly income statement which it has prepared and a balance sheet as of the end of that period.

         The quarterly income statements and balance sheets referred to in this section shall be accompanied by the report, if any, of any independent accountants engaged by the corporation or the certificate of an authorized officer of the corporation that the financial statements were prepared without audit from the books and records of the corporation.

         Section 14. Annual Statement of General Information. The corporation shall during the month in which the anniversary of its incorporation occurs in each year, file with the California Secretary of State on the prescribed form a statement setting forth the authorized number of directors, the names and complete business or residence addresses of all incumbent directors, the names and complete business or residence addresses of the chief executive officer, secretary and chief financial officer, the street address of its principal executive office or principal business office in this state and the general type of business constituting the principal business activity of the corporation, together with a designation of the agent of the corporation for the purpose of service of process, all in compliance with the California General Corporation Law.

         Section 15. Action Without Meeting. Any action required or permitted to be taken by shareholders at a meeting of shareholders may be taken without a meeting if (1) all shareholders entitled to vote on the matter sign a written consent to the action, (2) all shareholders entitled to notice of the meeting but not entitled to vote at it sign a written waiver of any right to dissent, and (3) the consents and waivers are filed with the records of the meetings of shareholders. Such consent shall be treated for all purposes as a vote at the meeting.

                                   ARTICLE III

                               BOARD OF DIRECTORS

         Section 1. Powers. Subject to the provisions of the California General Corporation Law and to any limitations in the Articles of Incorporation relating to action required to be approved by the shareholders, as that term is defined in California Corporations Code section 153, or by the outstanding shares, as that term is defined in California Corporations Code section 152, the business and affairs of the corporation shall be managed and all corporate powers shall be exercised by or under the direction of the Board of Directors. The Board may delegate the management of the day-to-day operation of the business of the corporation to a management company or other person provided that the business and affairs of the corporation shall be managed and all corporate powers shall be exercised under the ultimate direction of the Board.

         Section 2. Number and Term of Directors. Except for the initial Board of Directors, the Board of Directors shall consist of not fewer than three nor more than nine Directors, as specified by a resolution of a majority of the entire Board of Directors. Directors need not be shareholders of the Corporation. All acts done at any meeting of the Directors or by any person acting as a Director, so long as his or her successor shall not have been duly elected or appointed, shall, notwithstanding that it be afterwards discovered that there was some defect in the election of the Directors or of such person acting as a Director, or that they or any of them were disqualified, be as valid as if the Directors or such other person, as the case may be, had been duly elected and were or was qualified to be Directors or a Director of the Corporation. Each Director shall hold office until his or her successor is elected and qualified or until his or her earlier death, resignation, or removal.

         Section 3. Election. Unless otherwise required by the 1940 Act, at each annual meeting of shareholders, Directors shall be elected by vote of the holders of a majority of the shares present in person or by proxy and entitled to vote thereon. A plurality of all the votes cast at a meeting at which a quorum is present is sufficient to elect a Director.

         Section 4. Vacancies and Newly Created Directorships. If any vacancies shall occur in the Board of Directors by reason of death, resignation, removal, or otherwise, or if the authorized number of Directors shall be increased, the Directors then in office shall continue to act, and such vacancies (if not previously filled by the shareholders) may be filled by a majority of the Directors then in office, although less than a quorum, except that a newly created Directorship may be filled only by a majority vote of the entire Board of Directors; provided, however, that if, at any time that there are shareholders of the Corporation, immediately after filling such vacancy at least two-thirds (2/3) of the Directors then holding office shall have been elected to such office by the shareholders of the Corporation. In the event that at any time, other than the time preceding the first annual shareholders' meeting, less than a majority of the Directors of the Corporation holding office at that time were elected by the shareholders, a meeting of the shareholders shall be held promptly, and in any event within sixty days, for the purpose of electing Directors to fill any existing vacancies in the Board of Directors, unless the Securities and Exchange Commission shall by order extend such period.

         Section 5. Removal. At any shareholders' meeting duly called, provided a quorum is present, the shareholders may remove any Director from office (either with or without cause) and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed Director or Directors. A majority of all the votes entitled to be cast for the election of Directors is sufficient to remove a Director.

                                   ARTICLE IV

                                   COMMITTEES

         Section 1. Organization. By resolution adopted by the Board of Directors, the Board may designate one or more committees of the Board of Directors, including an Executive Committee. The Chairmen of such committees shall be elected by the Board of Directors. Each committee must be comprised of one or more members, each of whom must be a Director and shall hold committee membership at the pleasure of the Board. The Board of Directors shall have the power at any time to change the members of such committees and to fill vacancies in the committees. The Board may delegate to these committees any of its powers, except with respect to:

         (a) the approval of any action which under the California General Corporation Law also requires shareholders' approval or approval of the outstanding shares;

         (b) the filling of vacancies on the Board of Directors or in any committee;

         (c) the fixing of compensation of the directors for serving on the Board of Directors or on any committee;

         (d) the amendment or repeal of Bylaws or the adoption of new Bylaws;

         (e) the amendment or repeal of any resolution of the Board of Directors which by its express terms is not so amendable or repealable;

         (f) a distribution to the shareholders of the corporation, except at a rate or in a periodic amount or within a price range determined by the Board of Directors; or

         (g) the appointment of any other committees of the Board of Directors or the members of these committees; or

         (h) approve or terminate any contract with an "investment adviser" or "principal underwriter," as those terms are defined in the 1940 Act; or

         (i) to take any other action required by the 1940 Act to be taken by the Board of Directors.

                                    ARTICLE V

                                    OFFICERS

         Section 5. Chairman, President and Vice President. The Chairman of the Board, if any, shall have such duties and powers as shall be designated from time to time by the Board of Directors. Unless the Board of Directors otherwise specifies, the Chairman of the Board, or if there is none, the Chief Executive Officer, shall preside, or designate the person who shall preside, at all meetings of the shareholders and of the Board of Directors.

         Unless the Board of Directors otherwise specifies, the President shall be the Chief Executive Officer and shall have direct charge of all business operations of the corporation and, subject to the control of the Directors, shall have general charge and supervision of the business of the corporation.

         Any Vice Presidents shall have such duties and powers as shall be set forth in these bylaws or as shall be designated from time to time by the Board of Directors or by the President.

         Section 8. Secretary and Assistant Secretaries. The Secretary shall attend to the giving and serving of all notices of the Corporation and shall record all proceedings of the meetings of the shareholders and Directors in books to be kept for that purpose. The Secretary shall keep in safe custody the seal of the Corporation, and shall have responsibility for the records of the Corporation, including the stock books and such other books and papers as the Board of Directors may direct and such books, reports, certificates, and other documents required by law to be kept, all of which shall at all reasonable times be open to inspection by any Director. The Secretary shall perform such other duties which appertain to this office or as may be required by the Board of Directors.

         Any Assistant Secretary may perform such duties of the Secretary as the Secretary or the Board of Directors may assign, and, in the absence of the Secretary, may perform all the duties of the Secretary.

                                   ARTICLE VI

                                  CAPITAL STOCK

         Section 1. Certificates of Stock. The interest of each shareholder of the Corporation may be evidenced by certificates for shares of stock in such form as the Board of Directors may from time to time authorize; provided, however, the Board of Directors may, in its discretion, authorize the issuance of non-certificated shares. No certificate shall be valid unless it is signed by the Chairman, Vice Chairman, President, or a Vice President and countersigned by the Secretary or an Assistant Secretary, or the Treasurer or an Assistant Treasurer of the Corporation and sealed with the seal of the Corporation, or bears the facsimile signatures of such officers and a facsimile of such seal. In case any officer who shall have signed any such certificate, or whose facsimile signature has been placed thereon, shall cease to be such an officer (because of death, resignation, or otherwise) before such certificate is issued, such certificate may be issued and delivered by the Corporation with the same effect as if he or she were such officer at the date of issue.

         Section 3. Stock Ledgers. The stock ledgers of the Corporation, containing the names and addresses of the shareholders and the number of shares held by them respectively, shall be kept at the principal offices of the Corporation or, if the Corporation employs a transfer agent, at the offices of the transfer agent of the Corporation.

         Section 5. Fixing of Record Date. For purposes of determining the shareholders entitled to notice of any meeting or to vote or entitled to give consent to corporate action without a meeting, the Board of Directors may fix in advance a record date which shall not be more than sixty (60) days nor less than ten (10) days before the date of any such meeting nor more than sixty (60) days before such action without a meeting and in this event only shareholders of record on the date so fixed are entitled to notice and to vote or to give consents as the case may be, notwithstanding any transfer of any shares on the books of the corporation after the record date, except as otherwise provided in the California General Corporation Law.

                  If the Board of Directors does not so fix a record date:

                  (a) The record date for determining shareholders entitled to notice of or to vote at a meeting of shareholders shall be at the close of business on the business day next preceding the day on which notice is given or if notice is waived, at the close of business on the business day next preceding the day on which the meeting is held.

                  (b) The record date for determining shareholders entitled to give consent to corporate action in writing without a meeting, (i) when no prior action by the Board of Directors has been taken, shall be the day on which the first written consent is given, or (ii) when prior action of the Board of Directors has been taken, shall be at the close of business on the day on which the Board of Directors adopts the resolution relating to that action or the sixtieth day before the date of such other action, whichever is later.

                                   ARTICLE VII

                           FISCAL YEAR AND ACCOUNTANT

         Section 2. Accountant.

         A. The Corporation shall employ an independent public accountant or a firm of independent public accountants as its Accountant to examine the accounts of the Corporation and to sign and certify financial statements filed by the Corporation. The Accountant's certificates and reports shall be addressed both to the Board of Directors and to the shareholders. The employment of the Accountant shall be conditioned upon the right of the Corporation to terminate the employment forthwith without any penalty by vote of a majority of the outstanding voting securities at any shareholders' meeting called for that purpose.

         B. A majority of the members of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Corporation shall select the Accountant at any meeting held within thirty days before or after the beginning of the fiscal year of the Corporation or before the annual shareholders' meeting in that year. The selection shall be submitted for ratification or rejection at the next succeeding annual shareholders' meeting. If the selection is rejected at that meeting, the Accountant shall be selected by majority vote of the Corporation's outstanding voting securities, either at the meeting at which the rejection occurred, or at a subsequent meeting of shareholders called for the purpose of selecting an Accountant.

         C. Any vacancy occurring between annual meetings due to the resignation of the Accountant may be filled by the vote of a majority of the members of the Board of Directors who are not interested persons.

                                  ARTICLE VIII

                              CUSTODY OF SECURITIES

         Section 2. Termination of Custodian Agreement. Upon termination of the agreement for services with the Custodian or inability of the Custodian to continue to serve, the Board of Directors shall promptly appoint a successor Custodian, but in the event that no successor Custodian can be found who has the required qualifications and is willing to serve, the Board of Directors shall call as promptly as possible a special meeting of the shareholders to determine whether the Corporation shall function without a Custodian or shall be liquidated. If so directed by resolution of the Board of Directors, or by vote of the holders of a majority of the outstanding shares of stock of the Corporation, the Custodian shall deliver and pay over all property of the Corporation held by it as specified in such vote.

                                   ARTICLE IX

                          INDEMNIFICATION AND INSURANCE

         Section 9. Limitations. No indemnification or advance shall be made under this Article, except as provided in Section 5 or Section 6(c) in any circumstances where it appears:

                  (a) That it would be inconsistent with a provision of the Articles of Incorporation, a resolution of the shareholders or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

                  (b) That it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

                                    ARTICLE X

                                   AMENDMENTS

         Section 1. General. Except as provided in Section 2 of this Article X, all Bylaws of the Corporation, whether adopted by the Board of Directors or the shareholders, shall be subject to amendment, alteration, or repeal, and new Bylaws may be made by the affirmative vote of a majority of either: (1) the holders of record of the outstanding shares of stock of the Corporation entitled to vote, at any annual or special meeting, the notice or waiver of notice of which shall have specified or summarized the proposed amendment, alteration, repeal, or new Bylaw; or (2) the Directors, at any regular or special meeting the notice or waiver of notice of which shall have specified or summarized the proposed amendment, alteration, repeal, or new Bylaw.

         Section 2. By Shareholders Only. No amendment of any section of these Bylaws shall be made except by the shareholders of the Corporation if the Bylaws provide that such section may not be amended, altered, or repealed except by the shareholders. From and after the issue of any shares of the capital stock of the Corporation, no amendment, alteration, or repeal of this Article X shall be made except by the affirmative vote of the holders of either: (a) more than two-thirds of the Corporation's outstanding shares present at a meeting at which the holders of more than fifty percent (50%) of the outstanding shares are present in person or by proxy, or (b) more than fifty percent (50%) of the Corporation's outstanding shares.

              (e)  None.

              (f) None.


              (g) None.


              (h) Not Applicable.

              (i) None.


              (j) Custodian Agreement between Imperial Special Investments, Inc.
                  and Imperial Bank dated as of April 28, 2000 is incorporated by reference to Exhibit 2(j) of Registrant's Registration Statement on Form N-2 (filed July 26, 2000).




              (k) Fund Accounting Agreement between Imperial Special
                  Investments, Inc. and Imperial Bank dated as of April 28, 2000 is incorporated by reference to Exhibit 2(k) of Registrant's Registration Statement on Form N-2 (filed July 26, 2000).



              (l) Not Applicable.

              (m) Not Applicable.

              (n) Not Applicable.

              (o) Not Applicable.


              (p) Purchase Agreement between Imperial Special Investments, Inc.
                  and Richard M. Baker dated as of April 28, 2000 is incorporated by reference to Exhibit 2(p) of Registrant's Registration Statement on Form N-2 (filed July 26, 2000).



              (q) None.


              (r) Code of Ethics of Imperial Special Investments, Inc. dated as of April 28, 2000 is incorporated by reference to Exhibit 2(r)(1) of Registrant's Registration Statement on Form N-2 (filed July 26, 2000).





         ITEM 25.  MARKETING ARRANGEMENTS

         None.

         ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

         None.

         ITEM 27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         The Fund does not control any person.

         ITEM 28.  NUMBER OF HOLDERS OF SECURITIES OF THE FUND

         Title of Class                     Number of Record Holders
         --------------                     ------------------------

         Common Stock                              1

         ITEM 29.  INDEMNIFICATION

         The corporation law of the State of California, under which the Fund is incorporated, permits the articles of incorporation of a California corporation to include a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages, subject to specified restrictions. The law does not, however, allow the liability of directors and officers to the corporation or its stockholders to be limited (i) for acts or omissions that involve intentional misconduct or a knowing and culpable violation of laws, (ii) for acts or omissions that a director believes to be contrary to the best interests of the corporation or its shareholders or that involve the absence of good faith on the part of the director, (iii) for any transaction from which a director derived an improper person benefit, (iv) for acts or omissions that show a reckless disregard for the director's duty to the corporation or its shareholders in circumstances in which the director was aware, or should have been aware, in the ordinary course of performing a director's duties, of a risk of serious injury to the corporation or its shareholders, (v) for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the director's duty to the corporation or its shareholders, (vi) under Section 310 (regarding interested transactions), (vii) under Section 316 (regarding joint and several liability),
(viii) regarding directors only, for any act or omission occurring prior to the date when the provision becomes effective, and (ix) regarding officers only, for any act or omission as an officer, notwithstanding that the officer is also a director or that his or her actions, if negligent or improper, have been ratified by the directors. The California corporation law also permits a corporation to indemnify its directors, officers and agents, among others, against judgments, fines, settlements, and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made a party by reason of their service in those or other capacities if that person acted in good faith and in a manner the person reasonably believed to be in the best interest of the corporation and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of the person was unlawful.


         The Fund's Bylaws require the Fund to indemnify its directors, officers and agents (including the Manager) to the fullest extent permitted from time to time by the laws of California, subject to the limitations on indemnification under the 1940 Act. The Fund's Bylaws provide that the Fund may purchase and maintain insurance on behalf of any person who is or was a director, officer, or agent of the Fund against any liability asserted against that person and incurred by that person in or arising out of his or her position, only if the Fund would have the power to indemnify him or her against such liability.


         ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         See Item 9 - Management.

         ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

                  (1) Imperial Bank, 9920 S. La Cienega Boulevard, Suite 636, Inglewood, California 90301 (records relating to management of the Fund and to Imperial Bank's function as custodian and transfer agent)

                  (2) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 (the Registrant's Articles of Incorporation, By-laws and Minute Books)

         ITEM 32.  MANAGEMENT SERVICES

         None.

         ITEM 33.  UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Inglewood, California on the 2nd day of August, 2000.


                                              Imperial Special Investments, Inc.



                                              By:    /s/Dennis Lacey
                                                 -------------------------------
                                                     Dennis Lacey
                                                     President and Director

         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                           Capacity                           Date
---------                           --------                           ----
/s/Dennis Lacey                     President and Director             August 2, 2000
---------------------
Dennis Lacey

/s/Jack Singer                      Treasurer and Director             August 2, 2000
---------------------
Jack Singer

/s/Clifford F. Dobler               Director                           August 2, 2000
---------------------
Clifford F. Dobler

/s/William Gordon                   Director                           August 2, 2000
---------------------
William Gordon

/s/Robert L. Trujillo               Director                           August 2, 2000
---------------------
Robert L. Trujillo